Finance Income (Tables)	12 Months Ended
Mar. 31, 2020
Finance Income
Schedule of finance income

	March 31,
	2018	2019	2020
Interest income on :
– Bank deposits	74,197	30,801	22,594
– Others	8,870	1,824	26,502
Foreign exchange gain (net)	—	—	4,322
Unwinding of discount on other financial assets	8,845	8,685	5,223
Total	91,912	41,310	58,641